Other Long-Term Liabilities (Details) - USD ($)		6 Months Ended		12 Months Ended
	Apr. 16, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Bonus Rights [Member]
Other Long-Term Liabilities [Line Items]
Maximum number of shares granted (in Shares)					9,261,196
Vested rights per share (in Dollars per share)					$ 1.58
Earned shares (in Shares)		2,376,764	2,376,764	2,376,764	2,376,764
Recognized a bonus right liability		$ 46,765		$ 84,125
General and administrative expenses		23,371	$ 1,727	75,830	$ 8,295
Research and development expenses		13,989	$ 158
Unrecognized compensation expense		$ 813,949		$ 14,660	$ 125,725
Bonus right awards are expected to vest (in Shares)		2,659,898		2,437,082	2,444,625
Bonus Rights [Member] | Previously Reported [Member]
Other Long-Term Liabilities [Line Items]
Recognized a bonus right liability		$ 8,295		$ 84,125
Bonus Rights [Member] | Maximum [Member]
Other Long-Term Liabilities [Line Items]
Grant price (in Dollars per share)	$ 1.58
Bonus Rights [Member] | Minimum [Member]
Other Long-Term Liabilities [Line Items]
Grant price (in Dollars per share)	$ 1.19
Unvested Bonus Rights [Member]
Other Long-Term Liabilities [Line Items]
Recognized a bonus right liability				$ 56,988